Commitments and contingent obligations - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 130,265
2018	131,209
2019	132,329
2020	133,432
2021	135,248
Thereafter	687,227
Operating leases, future minimum payments due	$ 1,349,710